UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sleep, Zakaria & CO Ltd.

Address:    1A, Burnsall Street
            London, SW3 3SR
            United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Qais Zakaria
Title:      Director
Phone:      +44 207 101 1960

Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           November 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $606,368
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1     28-12449                The Nomad Investment Partnership L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                --------------    -----      -------   -------   --- ---- ----------     -----  ---- ------    ----
COSTCO WHSL CORP NEW          COM              22160K105   81,309      990,000 SH       SHARED-DEFINED   1    0      990,000  0
AMAZON COM INC                COM               23135106  422,730    1,955,000 SH       SHARED-DEFINED   1    0    1,955,000  0
LIBERTY GLOBAL INC            COM SER A        530555101   54,270    1,500,000 SH       SHARED-DEFINED   1    0    1,500,000  0
BERKSHIRE HATHAWAY INC DEL    CL A              84670108   48,060          450 SH       SHARED-DEFINED   1    0          450  0

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